Exhibit 99.1

USAA Auto Owner Trust 2016-1

Asset-Backed Notes

Sample Receivables Agreed-Upon Procedures

Report To:

USAA Acceptance, LLC

USAA Federal Savings Bank

United Services Automobile Association

Merrill Lynch, Pierce, Fenner & Smith Incorporated

1 September 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

USAA Acceptance, LLC

1105 North Market Street

Suite 1300

Wilmington, Delaware 19801

USAA Federal Savings Bank

10750 McDermott Freeway

San Antonio, Texas 78288

United Services Automobile Association

9800 Fredericksburg Road

San Antonio, Texas 78288

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Re:	USAA Auto Owner Trust 2016-1 Asset-Backed Notes (the “Notes”) Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist USAA Acceptance, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of retail motor vehicle installment loans that are secured by new and used automobiles and light duty trucks (the “Receivables”) relating to the USAA Auto Owner Trust 2016-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, USAA Federal Savings Bank (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “USAA_500mm_tape.xls” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 June 2016 (the “Preliminary Cut-off Date”) relating to certain retail motor vehicle installment loans (the “Preliminary Receivables”) that are expected to be representative of the Receivables,
ii.	Labeled “USAA_500mm_tape_7.31 Cutoff_FINAL.xls” and the corresponding record layout and decode information (the “Interim Statistical Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 July 2016 (the “Cut-off Date”) relating to certain retail motor vehicle installment loans (the “Statistical Receivables”) that are expected to be representative of the Receivables and
iii.	Labeled “USAA_500mm_tape_7.31 Cutoff_FINAL_subvention revised.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Data File and Interim Statistical Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cut-off Date relating to the Statistical Receivables,
b.	Imaged copies of:
i.	The note, disclosure and security agreement, addendum to note, disclosure and security agreement or rate correction letter (as applicable and collectively, the “Contract”),
ii.	The certificate of title or the lien and title information report (as applicable and collectively, the “Title”),
iii.	The loan subvention authorization form, consumer loan application or other related documents (as applicable and collectively, the “Subvention Program Document”) and
iv.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Contract, Title and Subvention Program Document, the “Source Documents”)

for each Sample Receivable (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 September 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 100 Preliminary Receivables from the Preliminary Data File (the “Initial Sample Preliminary Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Sample Preliminary Receivables they instructed us to select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 100 Initial Sample Preliminary Receivables are referred to as Sample Receivable Numbers 1 through 100.

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on Sample Receivable Numbers 22 and 77. The Initial Sample Preliminary Receivables that are not Sample Receivable Numbers 22 and 77 are hereinafter referred to as the “Sample Preliminary Receivables.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of two Statistical Receivables from the Interim Statistical Data File (the “Sample Statistical Receivables”) that were not Sample Preliminary Receivables. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use for the selection of the Sample Statistical Receivables from the Interim Statistical Data File.

For the purpose of the procedures described in this report, the two Sample Statistical Receivables are referred to as Sample Receivable Numbers 101 and 102. The Sample Preliminary Receivables, together with the Sample Statistical Receivables, are hereinafter referred to as the “Sample Receivables.”

3.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the (i) Preliminary Data File, in the case of the Sample Preliminary Receivables, or (ii) Interim Statistical Data File, in the case of the Sample Statistical Receivables, as applicable, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section. We performed no procedures to determine the validity of the signature contained in the borrower signature section of the Contract.

c.	We observed that the corresponding Contract contained truth-in-lending disclosure information.

Attachment A Page 2 of 2

3.	(continued)

d.	We observed a lien status code of “3” on the System Screen Shots, which the Sponsor, on behalf of the Depositor, indicated is evidence of a lien status of “lien perfected.” We performed no procedures to verify the validity or authenticity of the “lien perfected” identification code on the System Screen Shots.

e.	We observed that the Sponsor or United Services Automobile Association (“USAA”) was the named lien holder or owner on the Title, or that the lien holder had assigned the motor vehicle securing the Sample Receivable to the Sponsor or USAA on the Title. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation or abbreviation.

4.	For each retail motor vehicle installment loan on the Preliminary Data File and Statistical Base Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Statistical Base Data File, and noted that:
a.	5,642 of the Statistical Receivables included on the Statistical Base Data File were not included on the Preliminary Data File,
b.	6,361 of the Preliminary Receivables included on the Preliminary Data File were not included on the Statistical Base Data File (the “Removed Preliminary Receivables”) and
c.	None of the Removed Preliminary Receivables were Sample Preliminary Receivables.

5.	For each retail motor vehicle installment loan on the Interim Statistical Data File and Statistical Base Data File, we compared the Account Number, as shown on the Interim Statistical Data File, to the corresponding Account Number, as shown on the Statistical Base Data File, and noted that:
a.	All of the Statistical Receivables were included on both the Interim Statistical Data File and Statistical Base Data File and
b.	No retail motor vehicle installment loans other than the Statistical Receivables were included on the Interim Statistical Data File or Statistical Base Data File.

6.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (except for the current credit score Sample Characteristic, which the Sponsor, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cut-off Date and Cut-off Date, in the case of the Sample Preliminary Receivables), all as shown on the (i) Preliminary Data File, in the case of the Sample Preliminary Receivables, or (ii) Interim Statistical Data File, in the case of the Sample Statistical Receivables, as applicable, to the corresponding information on the Statistical Base Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

Account Number	Contract	i.

Borrower state	Contract or System Screen Shots	ii.

Original loan maturity date	Contract

Original APR	Contract	iii.

Original loan principal balance	Contract or System Screen Shots	iv.

Original loan term	Contract

New/used vehicle collateral status	System Screen Shots

Current credit score	System Screen Shots

Subvention (yes/no)	Subvention Program Document	v.

Subvention APR	Subvention Program Document, Contract and recalculation	vi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the borrower state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 1, 39, 66 and 93), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the borrower state Sample Characteristic for Sample Receivable Numbers 1, 39, 66 and 93, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original APR Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Round the original APR, as shown on the Contract, to the second decimal place (XX.XX%) and
b.	Ignore absolute differences of +/- 0.02% or less when comparing the rounded value from note iii.a. above to the corresponding information shown on the (i) Preliminary Data File, in the case of the Sample Preliminary Receivables, or (ii) Interim Statistical Data File, in the case of the Sample Statistical Receivables, as applicable.

iv.	For the purpose of comparing the original loan principal balance Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original loan principal balance Sample Characteristic for Sample Receivable Number 2, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.	For the purpose of comparing the subvention (yes/no) Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use:
a.	“No,” if a Subvention Program Document was not provided and
b.	“Yes,” if a Subvention Program Document was provided

for such Sample Receivable.

vi.	For the purpose of comparing the subvention APR Sample Characteristic for Sample Receivables that have a subvention (yes/no) value of “Yes,” as shown on the Subvention Program Document (and in accordance with note v. above), the Sponsor, on behalf of the Depositor, instructed us to recalculate the subvention APR by:
a.	Subtracting the:
(1)	Rate reduction amount, as shown on the Subvention Program Document, from
(2)	Original APR, as shown on the Contract, and
b.	Rounding the result obtained in a. above to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.02% or less when comparing the rounded value from note vi.b. above to the corresponding information shown on the (i) Preliminary Data File, in the case of the Sample Preliminary Receivables, or (ii) Interim Statistical Data File, in the case of the Sample Statistical Receivables, as applicable.

We were instructed by the Sponsor, on behalf of the Depositor, not to compare the subvention APR Sample Characteristic for Sample Receivables that have a subvention (yes/no) value of “No,” in accordance with note v. above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

70	Subvention (yes/no)	No	Yes

75	Subvention (yes/no)	No	Yes

78	Subvention (yes/no)	No	Yes

79	Subvention (yes/no)	No	Yes

91	Subvention (yes/no)	No	Yes

94	Subvention (yes/no)	No	Yes

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Statistical Base Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Statistical Base Data File Value

70	Subvention (yes/no)	No	Yes

75	Subvention (yes/no)	No	Yes

78	Subvention (yes/no)	No	Yes

79	Subvention (yes/no)	No	Yes

91	Subvention (yes/no)	No	Yes

94	Subvention (yes/no)	No	Yes